The Company had the following fully vested options outstanding at April 30, 2022: (Details) - T Armes One [Member] - $ / shares	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Line of Credit Facility [Line Items]
Issued to	T. Armes	T. Armes
Class of Option or Right Outstanding	50,000
Class of Option or Righst Date from Which Option or Rights Exercisable	Oct. 14, 2021
Option and Rights Outstanding Maturity Date	Oct. 14, 2023
Option or Right Exercise Price of Option or Rights	$ 15.00